Organization and Principal Activities (Details Narrative) ¥ in Thousands, $ in Millions			6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)		Dec. 31, 2023 CNY (¥)
VIE percentage			100.00%
Statutory reserves
Percentage of equity interests			14.24%
Net loss			¥ 54,872	¥ 72,188
Net cash used in operating activities			44,675	7,591
Accumulated deficit			2,168,693			2,113,821
Proceeds from payments for other financing activities	$ 19.2	¥ 137,900
Prime Impact Cayman LLC [Member]
Proceeds from payments for other financing activities | $	1.2
World Dynamic Limited [Member]
Proceeds from payments for other financing activities | $	13.0
Goldrock Holdings Limited [Member]
Proceeds from payments for other financing activities | $	$ 5.0
Additional Paid-in Capital [Member]
VIE obligations			65,300			¥ 65,300
Net loss					[1]

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).